Risk Management - Financial assets past dues and aging analysis (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets that are either past due or impaired
Financial Assets	$ 4,312,504	$ 4,390,903
Loans	27,100,290	24,635,490
Assets Received in Lieu of Payment
Assets received in lieu of payment	24,871	19,905
Up to 30 days
Financial assets that are either past due or impaired
Financial Assets	657,171	640,957
Up to 30 days | Subtotal past-due loans and advances to banks
Financial assets that are either past due or impaired
Financial Assets	273	6,880
Up to 30 days | Loans and advances to banks
Financial assets that are either past due or impaired
Financial Assets	273	6,880
Up to 30 days | Subtotal past-due loans to customers
Financial assets that are either past due or impaired
Financial Assets	656,898	634,077
Up to 30 days | Commercial loans
Financial assets that are either past due or impaired
Financial Assets	132,707	183,374
Up to 30 days | Import-export financing
Financial assets that are either past due or impaired
Financial Assets	13,892	19,628
Up to 30 days | Factoring transactions
Financial assets that are either past due or impaired
Financial Assets	44,106	30,204
Up to 30 days | Commercial lease transactions
Financial assets that are either past due or impaired
Financial Assets	92,057	52,365
Up to 30 days | Other loans and receivables
Financial assets that are either past due or impaired
Financial Assets	1,462	1,195
Up to 30 days | Mortgage loans
Financial assets that are either past due or impaired
Financial Assets	154,751	143,619
Up to 30 days | Consumer loans
Financial assets that are either past due or impaired
Financial Assets	217,923	203,692
Over 30 days and up to 60 days
Financial assets that are either past due or impaired
Financial Assets	227,509	201,939
Over 30 days and up to 60 days | Subtotal past-due loans to customers
Financial assets that are either past due or impaired
Financial Assets	227,509	201,939
Over 30 days and up to 60 days | Commercial loans
Financial assets that are either past due or impaired
Financial Assets	40,823	34,457
Over 30 days and up to 60 days | Import-export financing
Financial assets that are either past due or impaired
Financial Assets	2,194	2,403
Over 30 days and up to 60 days | Factoring transactions
Financial assets that are either past due or impaired
Financial Assets	7,540	3,723
Over 30 days and up to 60 days | Commercial lease transactions
Financial assets that are either past due or impaired
Financial Assets	6,166	12,407
Over 30 days and up to 60 days | Other loans and receivables
Financial assets that are either past due or impaired
Financial Assets	777	599
Over 30 days and up to 60 days | Mortgage loans
Financial assets that are either past due or impaired
Financial Assets	67,257	56,422
Over 30 days and up to 60 days | Consumer loans
Financial assets that are either past due or impaired
Financial Assets	102,752	91,928
Over 60 days and up to 90 days
Financial assets that are either past due or impaired
Financial Assets	98,006	122,172
Over 60 days and up to 90 days | Subtotal past-due loans to customers
Financial assets that are either past due or impaired
Financial Assets	98,006	122,172
Over 60 days and up to 90 days | Commercial loans
Financial assets that are either past due or impaired
Financial Assets	27,527	53,224
Over 60 days and up to 90 days | Import-export financing
Financial assets that are either past due or impaired
Financial Assets	618	647
Over 60 days and up to 90 days | Factoring transactions
Financial assets that are either past due or impaired
Financial Assets	726	748
Over 60 days and up to 90 days | Commercial lease transactions
Financial assets that are either past due or impaired
Financial Assets	3,230	2,144
Over 60 days and up to 90 days | Other loans and receivables
Financial assets that are either past due or impaired
Financial Assets	470	724
Over 60 days and up to 90 days | Mortgage loans
Financial assets that are either past due or impaired
Financial Assets	24,653	26,365
Over 60 days and up to 90 days | Consumer loans
Financial assets that are either past due or impaired
Financial Assets	40,782	38,320
Neither past due or impaired
Financial assets that are either past due or impaired
Loans	26,376,542	23,928,184
Past due but not impaired | Up to 30 days
Financial assets that are either past due or impaired
Loans	538,681	533,690
Past due but not impaired | Over 30 days and up to 60 days
Financial assets that are either past due or impaired
Loans	145,130	134,316
Past due but not impaired | Over 60 days and up to 90 days
Financial assets that are either past due or impaired
Loans	37,371	37,292
Past due but not impaired | Over 90 days
Financial assets that are either past due or impaired
Loans	$ 2,566	$ 2,008